[LOGO]

April 6, 2007

Ms Jennifer R. Hardy
Legal Branch Chief
U.S. Securities and
Exchange Commission
100 F Street, N. E.
Washington, D.C. 20549

Re:      Green Energy Holding Corp.. (the Company)
Form SB-2 Registration Statement
File Number: 333-140918

Dear Ms. Hardy;

This is in response to your March 21, 2007 comment letter to the Company. The paragraph numbers in this letter correspond to those in your comment letter.

Registration Statement’s Facing Page

1. Your comment has been noted. The Company’s common stock is quoted in the Pink Sheets, not on the Bulletin Board. The Company has made the required clarification.

Prospectus’ Outside Front Cover Page

2. The Company has made the required clarification as suggested.

Selling Stockholders

3. The Company has made the required change.

4. The Company has made the required clarification.

5. The Company has revised the disclosure to delete references to Warrants. No warrants or common shares underlying warrants are being registered in this registration statement.

Ms Jennifer R. Hardy
April 6, 2007

Financial Statements, page F-1

6. Please note that we have included financial statements as of December 31, 2006, which are interim financial statements. The Company’s fiscal year end is June 30, 2006.

Recent Sales of Unregistered Securities, page 34

7. The Company has filed a Form D to cover the securities issued in 2006.

The Company has noted the comments by the Staff in the closing section. If you have any additional questions, do not hesitate to contact the undersigned at (303)793-0304. For accounting comments, please contact Mr. Ronald Chadwick at (303) 306-1967.

DAVID WAGNER & ASSOCIATES, P.C.

/s/ David Wagner
David Wagner